Intangible Assets - Schedule of Amortization Charged (Details) - Other Intangible Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization Charged [Line Items]
Selling and marketing expenses		$ 944,343
Cost of revenue (note 6)	5,541,431	1,599,786
General and administrative expenses (note 8)	134,285	32,793
Total	$ 5,675,716	$ 2,576,922